CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Operating revenue:
Net interest income	¥ 1,174,204	$ 170,244	¥ 1,216,170	¥ 1,113,337
Net revenues	11,134,203	1,614,308	9,470,128	7,563,087
Operating expenses:
Origination, servicing expenses and other cost of revenue	(2,038,587)	(295,566)	(1,834,453)	(1,315,496)
Origination, servicing expenses and other cost of revenue-related party	(37)	(5)	(7,503)	(10,104)
Sales and marketing expenses	(1,685,022)	(244,305)	(1,584,233)	(482,859)
General and administrative expenses	(401,731)	(58,246)	(518,245)	(461,116)
Research and development expenses	(491,484)	(71,258)	(434,850)	(370,175)
Credit losses for quality assurance commitment	(3,195,220)	(463,263)	(1,963,609)	(2,007,968)
Provision for loans receivable	(415,902)	(60,300)	(374,243)	(463,175)
Provision for accounts receivable and contract assets	(390,882)	(56,673)	(139,226)	(144,661)
Total operating expenses	(8,618,865)	(1,249,616)	(6,856,362)	(5,255,554)
Other income
Other income, net	220,693	31,997	122,368	116,469
Profit before income tax expenses	2,736,031	396,689	2,736,134	2,424,002
Income tax expenses	(454,775)	(65,936)	(240,818)	(455,421)
Net profit	2,281,256	330,753	2,495,316	1,968,581
Net loss (profit) attributable to non-controlling interest shareholders	(14,874)	(2,157)	13,631	4,119
Net profit attributable to FinVolution Group's ordinary shareholders	2,266,382	328,596	2,508,947	1,972,700
Net profit	2,281,256	330,753	2,495,316	1,968,581
Foreign currency translation adjustment, net of nil tax	69,006	10,005	(11,627)	(75,462)
Total comprehensive income	2,350,262	340,758	2,483,689	1,893,119
Total comprehensive loss (income) attributable to non-controlling interest shareholders	(14,874)	(2,157)	13,631	4,119
Total comprehensive income attributable to FinVolution Group's ordinary shareholders	¥ 2,335,388	$ 338,601	¥ 2,497,320	¥ 1,897,238
Weighted average number of ordinary shares used in computing net profit per share
Basic	1,412,648,862	1,412,648,862	1,420,870,790	1,477,162,991
Diluted	1,454,291,316	1,454,291,316	1,482,501,832	1,491,325,420
Net profit per share - Basic | (per share)	¥ 1.6	$ 0.23	¥ 1.77	¥ 1.34
Net profit per share - Diluted | (per share)	¥ 1.56	$ 0.23	¥ 1.69	¥ 1.32
Loan facilitation service fees [Member]
Operating revenue:
Operating revenues	¥ 4,430,778	$ 642,402	¥ 3,794,182	¥ 1,908,851
Post-facilitation service fees [Member]
Operating revenue:
Operating revenues	1,929,913	279,811	1,309,565	672,981
Guarantee income [Member]
Operating revenue:
Operating revenues	3,064,440	444,302	2,593,512	3,386,032
Other Revenue [Member]
Operating revenue:
Operating revenues	¥ 534,868	$ 77,549	¥ 556,699	¥ 481,886
American Depositary Shares [Member]
Weighted average number of ordinary shares used in computing net profit per share
Net profit per share - Basic | (per share)	¥ 8.02	$ 1.16	¥ 8.83	¥ 6.68
Net profit per share - Diluted | (per share)	¥ 7.79	$ 1.13	¥ 8.46	¥ 6.61